Basis of Preparation	12 Months Ended
Dec. 31, 2022
Basis of Preparation [Abstract]
Basis of Preparation	Basis of Preparation
2.1 Statement of compliance
The consolidated financial statements of the Company as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The Company’s consolidated financial statements and notes were authorized for issuance to the Mexican Stock Exchange by the Company’s Board of Directors on February 23, 2023. These consolidated financial statements and notes were then approved by the Company’s Chief Executive Officer Daniel Rodríguez Cofré and the Chief Financial Officer Eugenio Garza y Garza on March 8, 2023, and for issuance by the Company’s Board of Directors on March 9, 2023, and by the Shareholders meeting on March 31,2023. The accompanying consolidated financial statements were approved for issuance in the Company’s annual report on Form 20-F by the Company’s Chief Executive Officer and Chief Corporate Financial Officer on April 21, 2023 and subsequent events have been considered through that date (see Note 30).
2.2 Basis of measurement and presentation
2.2.1 COVID-19

COVID-19, an infectious disease caused by a virus discovered at the end of 2019, was declared a world-wide pandemic by the WHO on March 11, 2020. The measures to slow the spread of COVID‑19 had a significant impact on the global economy.

The COVID-19 pandemic had also caused significant volatility in the financial markets during 2020, undermining investors’ confidence in the growth of countries and businesses. Major stock markets had halted operations on several occasions as persistent market turmoil intensifies and new information became available. In 2021 and 2020, currencies in many of the countries where we operate, including the Mexican peso, had suffered a significant depreciation against the U.S. dollar as compared to 2019, which increased the cost of some of our raw materials, and therefore negatively affected our financial results during that period. The COVID-19 pandemic had also increased the interest rates for short-term loans.

In 2020, governments implemented several preventive measures such as social distancing and the temporary closure of certain points of sale considered as non-essential. As such measures were relaxed in 2021, most businesses were able to reopen and this allowed us to recover the accounts receivable. Given that the impact in this item was not material, the Company did not implement any relevant change to the Company's models to estimate the receivables’ provisions.

Regarding the above, the following were considerations that supported the Company's going concern basis of accounting:
•Consideration of the Company's business model and related risks.
•Whether the entity has sufficient cash and/or headroom in its credit facilities to support any downturn whilst noting that the evolving nature of the COVID-19 pandemic means that uncertainties will remain, and it may not be able to reasonably estimate the future impact.
•Actions the entity has taken to mitigate the risk that the going concern assumption is not appropriate such as activities to preserve liquidity.
•Any challenges of the underlying data and assumptions used to make the going concern assessment.
2.2.2 General considerations

The consolidated financial statements have been prepared on historical cost basis, except for the following:
•Derivative financial instruments.
•Trust assets of post-employment and other long-term employee benefit plans.
•Investments in equity instruments and some financial liabilities.
The carrying values of assets and liabilities designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.
The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are restated in terms of the measuring unit at the end of the reporting period.
2.2.3 Presentation of the consolidated income statement
The Company’s consolidated income statement classifies its costs and expenses by function according to the industry practices in which the Company operates.
2.2.4 Presentation of consolidated statements of cash flows
The Company’s consolidated statement of cash flows is presented using the indirect method.
2.2.5 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position, as of December 31, 2022, the consolidated income statement, the consolidated statement of comprehensive income (loss) and consolidated statement of cash flows for the year ended December 31, 2022 were converted into U.S. dollars at the closing exchange rate of Ps. 19.4960 Mexican pesos per U.S. dollar as published by the Federal Reserve Bank of New York as of December 31, 2022. This arithmetic conversion should not be construed as a representation that amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate.
As explained in Note 2.1 above, as of April 14, 2023 the exchange rate was Ps. 18.0490 per U.S. dollar, an appreciation of 7.4% since December 31, 2022.
2.3 Critical accounting judgments and estimates
For the application of the Company’s accounting policies, as described in Note 3, management is required to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if it affects only such period or in the current and subsequent periods if the revision affects both.
Judgments and estimations
In the process of applying the Company’s accounting policies, management has made the following judgments, which have the most significant effects on the consolidated financial statements.
2.3.1 Key sources of estimation uncertainty
The following are the assumptions and other sources of estimation uncertainty at the end of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities in the subsequent financial period. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes would be included in the assumptions when they occur.
2.3.1.1 Impairment of indefinite-lived intangible assets, goodwill and depreciable long-lived assets
Intangible assets with indefinite lives including goodwill are subject to impairment tests annually or whenever indicators of impairment are present. An impairment exists when the carrying value of an asset or cash-generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculations are based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. To determine whether such assets are impaired, the Company calculates an estimation of the value-in-use of the CGU to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU over its recoverable amount.
The Company assesses at each reporting date whether there is an indication that a long-lived asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. In assessing value-in-use, the estimated future cash flows expected to be generated from the use of the asset or CGU are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available.
If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries, or other available fair value indicators.
The Company's forecasts assume defensive profile and a recovery in the economic activity in the countries where we operate starting in 2021 and therefore, an improvement in sales volume. The worst effects of the pandemic were in 2020, with a recovery in the results and management believes its industry will continue growing in the near term. Likewise, management will continue with the analyses of utilization levels of its assets, the recoverability of the accounts receivable, profitability of the business, etc. to identify any indications of impairment.
The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.20 and 13.
2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives
Property, plant and equipment, including returnable bottles which are expected to provide benefits over more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets, see Notes 3.15, 3.18, 11 and 13.
2.3.1.3 Post-employment and other non-current employee benefits
The Company regularly evaluates the reasonableness of the assumptions used in its post-employment and other long-term employee benefit computations. Information about such assumptions is described in Note 17.
2.3.1.4 Income taxes
Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the timing and level of future taxable income, the expected timing of the reversals of existing taxable temporary differences and available tax planning strategies, see Note 25.
2.3.1.5 Tax, labor and legal contingencies and provisions
The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 26. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies and accrues a provision and/or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.
Management periodically evaluates positions taken in tax returns concerning situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Company measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
The Company operates in numerous tax jurisdictions and is subject to periodic tax audits, in the normal course of business, by local tax authorities on a range of tax matters in relation to corporate tax, transfer pricing and indirect taxes. The impact of changes in local tax regulations and ongoing inspections by local tax authorities could materially impact the amounts recorded in the financial statements. Where the amount of tax payable is uncertain, the Company establishes provisions based on management’s estimates with respect to the likelihood of material tax exposures and the probable amount of the liability.
2.3.1.6 Valuation of financial instruments
The Company measures all financial instruments at fair value.
The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 21.
In the initial recognition of an equity instrument that is not held for trading, under the “other” business model, the Company may irrevocably choose to present changes in the fair value of the investment in Other Comprehensive Income (OCI). This choice has to be made for each investment. Equity instruments are subsequently measured at fair value. Dividends are recognized as other income in results unless the dividend represents a recovery of part of the cost of the investment. Other net gains and losses, related to changes in fair value, are recognized in OCI and are considered items that will not be reclassified to consolidated net income in subsequent periods.
2.3.1.7 Business combinations
Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, the liabilities assumed by, the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree, and the equity interests issued by the Company in exchange for control of the acquiree.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except that:
•Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;
•Liabilities or equity instruments related to share-based compensation arrangements of the acquiree or share-based compensation arrangements of the Company entered into to replace share-based compensation arrangements of the acquiree are measured in accordance with IFRS 2, Share-based Payment at the acquisition date, see Note 3.27;
•Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and
•Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnified liability subject to any contractual limitations.
For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGU's cash flows, in the computation of weighted average cost of capital (“WACC”) and estimation of inflation during the identification of intangible assets with indefinite lives including goodwill and distribution and trademark rights, and estimation of useful life of acquired intangible assets with definite lives, mainly, customer relationships.
2.3.1.8 Equity method accounted investees
If the Company holds, directly or indirectly, 20 percent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 percent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 percent-owned corporate investee requires a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances which may indicate that the Company is in a position to exercise significant influence over a less than 20 percent-owned corporate investee:
•Representation on the board of directors or equivalent governing body of the investee;
•Participation in policy-making processes, including participation in decisions about dividends or other distributions;
•Material transactions between the Company and the investee;
•Interchange of managerial personnel; or
•Provision of essential technical information.
Management also considers the existence and effect of potential voting rights that are currently exercisable or convertible when assessing whether the Company has significant influence.
In addition, the Company evaluates certain indicators that provide evidence of significant influence, such as:
•Whether the extent of the Company’s ownership is significant relative to other shareholders (i.e. a lack of concentration of other shareholders);
•Whether the Company’s significant shareholders or officers hold an additional investment in the investee; and
•Whether the Company is a part of an investee’s board of director committees, such as the executive committee or the finance committee.
An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it assesses whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement. When assessing joint control, management considers the following facts and circumstances:
a)Whether all the parties or a group of the parties, control the arrangement, considering the definition of joint control, as described in Note 3.14; and
b)Whether decisions about the relevant activities require the unanimous consent of all the parties, or a group of the parties.
2.3.1.9 Venezuela exchange rates and deconsolidation
Effective December 31, 2017, the Company deconsolidated its Coca-Cola FEMSA subsidiary’s operations in Venezuela due to the political and economic environment in that country and began accounting for its investments under the fair value method. Consequently, beginning January 1, 2018, all changes in the fair value of the investment, including foreign currency translation differences are recognized for Venezuela’s operations in “Other comprehensive income, net of tax.”
2.3.1.10 Leases
The Company periodically evaluates the reasonability of the assumptions used in the calculation of the right-of-use asset and lease liability. The results of these evaluations are recognized in the consolidated statement of financial position.
Information on assumptions and estimates that have a significant risk of resulting in an adjustment to the carrying value of right-of-use assets and lease liabilities, and the related statement of income accounts, include the following:
•If the Company is reasonably certain to exercise an option to extend a lease agreement or not exercise an option to terminate a lease agreement before its termination date, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options, taking into account whether the lease option is enforceable and when the Company has the unilateral right to apply the option in question.
•Determination of the non-cancellable period for evergreen contracts and lifelong leases, considering whether the Company is reasonably certain to terminate the lease and/or estimating a reasonable period for the use of the asset, based on significant leasehold improvements made on the leased properties that provide reasonable certainty to the Company about the remaining period to obtain the benefits of such improvements on leased properties.
The Company estimates the Incremental Borrowing Rate (IBR) using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).
2.4 Application of recently issued accounting standards
The Company has applied the following amendments to IFRS during 2022. None of the amendments had a significant impact on the company’s financial statements:
2.4.1 Reference to the Conceptual Framework – Amendments to IFRS 3
In May 2020, the IASB issued amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.
The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21, Levies, if incurred separately.
At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.
2.4.2 Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
In May 2020, the IASB issued amendments to IAS 16, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity will recognize the proceeds from selling such items, and the costs of producing those items, in profit or loss. The company concluded this amendment did not have a material impact on 2022 consolidated financial statements.
2.4.3 Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. The amendments apply a “directly related cost approach.” The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs that do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The company concluded this amendment did not have a material impact on 2022 consolidated financial statements.
2.4.4 I - Subsidiary as a first-time adopter - amendment to IFRS 1 First-time Adoption of International Financial Reporting Standards
As part of its 2018-2020 annual improvements to IFRS standards process, the IASB issued an amendment to IFRS 1. The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by the parent, based on the parent’s date of transition to IFRS. This amendment will also be applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.
2.4.5 Fees in the ’10 per-cent’ test for derecognition of financial liabilities – amendments to IFRS 9 Financial Instruments
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendments to IFRS 9 Financial Instruments. The amendments clarify the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendments.